CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details - Statements of cash flows) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities:
Net income	$ 81,133	$ (4,947)	$ 65,349	$ (5,966)
Change in operating assets and liabilities:
Prepaid expense			1,500	0
Net cash (used in) operating activities			109,822	217,000
Cash flows from financing activities:
Repayment of operating funds to related party			(0)	296,884
Net cash provided by financing activities			433,213	(63,305)
Net increase in cash and cash equivalents			543,035	$ 153,695
Consolidated Entities [Member]
Cash flows from operating activities:
Net income			65,349
Adjustments to reconcile net income to net cash (used in) operating activities:
Share of gain from investment in subsidiaries			(263,279)
Change in operating assets and liabilities:
Prepaid expense			1,500
Accounts payable and other accrued liabilities			(7,578)
Net cash (used in) operating activities			(204,008)
Cash flows from financing activities:
Proceeds received from private offerings			433,213
Repayment of operating funds to related party			(178,097)
Net cash provided by financing activities			255,116
Net increase in cash and cash equivalents			51,108
Cash and cash equivalents at beginning of period			66,553
Cash and cash equivalents at end of period	$ 117,661		$ 117,661